Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Harding, Loevner Funds, Inc.
Entity Central Index Key	0001018170
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Global Equity - Advisor
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Advisor Class
Trading Symbol	HLMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Advisor Class)	$ 127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 28.91% (net of fees and expenses
) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All Country World Index increased 32.79% (net of source taxes).
Key Performance Factors
Markets soared on hopes that intensive efforts by the US Federal Reserve to combat inflation might be ending. Enthusiasm for artificial intelligence (AI) also turbocharged several US mega-cap stocks. All sectors except Energy rose double digits. Shares of the fastest-growing companies significantly outperformed. The Fund lagged the index due to poor relative returns in Financials, Information Technology (IT), and Industrials. It benefited from strong returns in Communication Services and an underweight in Energy and Materials.
Sector Analysis
In IT, shares of semiconductor chip designer NVIDIA surged; our underweight in the stock therefore hurt relative performance. Shares of US energy-services company SLB fell due to concerns that a global economic slowdown may weaken energy demand. In Communication Services, investors were enthusiastic about the AI tools that Facebook parent Meta Platforms is building to attract advertisers.
Geographic Analysis
Danish oncology-drug manufacturer Genmab reported progress in its pipeline, but the stock fell due to concerns over rising expenses. French energy equipment producer Schneider Electric enjoyed strong results in its data-center business; the company is one of few that provides power and cooling technol ogy
needed to support the AI boom.
Performance
↑ Top Contributors	↓ Top Detractors
Schneider Electric	NVIDIA
Meta Platforms	SLB
Netflix	Genmab
ASML	Kering
Broadcom	WuXi AppTec
The securities shown do not represent all holdings, and it should not be assumed that investment i
n
the
s
e
securitie
s
has
been or will be profitable. The following is available upon request: (1) information describing the methodology of the
contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	28.91	8.79	8.54
MSCI All Country World Index	32.79	11.08	9.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 735,600,000
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 6,700,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 735.6M	Total advisory fees paid (after waiver/reimbursement)	$ 6.7M
Total number of holdings	59	Period portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of
Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net
asset value.
Top Ten Holdings
%
Allocation
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with A ccountant s During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's account a nt.
Global Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class
Trading Symbol	HLMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class)	$ 102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Institutional Class (HLMVX) increased 29.22% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All Country World Index increased 32.79% (net of source taxes).
Key Performance Factors
Markets soared on hopes that intensive efforts by the US Federal Reserve to combat inflation might be ending. Enthusiasm for artificial intelligence (AI) also turbocharged several US mega-cap stocks. All sectors except Energy rose double digits. Shares of the fastest-growing companies significantly outperformed. The Fund lagged the index due to poor relative returns in Financials, Information Technology (IT), and Industrials. It benefited from strong returns in Communication Services and an underweight in Energy and Materials.
Sector Analysis
In IT, shares of semiconductor chip designer NVIDIA surged; our underweight in the stock therefore hurt relative performance. Shares of US energy-services company SLB fell due to concerns that a global economic slowdown may weaken energy demand. In Communication Services, investors were enthusiastic about the AI tools that Facebook parent Meta Platforms is building to attract advertisers.
Geographic Analysis
Danish oncology-drug manufacturer Genmab reported progress in its pipeline, but the stock fell due to concerns over rising expenses. French energy equipment producer Schneider Electric enjoyed strong results in its data-center business; the company is one of few that provides power and cooling technology needed to support the AI boom.
Performance
↑ Top Contributors	↓ Top Detractors
Schneider Electric	NVIDIA
Meta Platforms	SLB
Netflix	Genmab
ASML	Kering
Broadcom	WuXi AppTec
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities ha
s
been or will be profitable. The
following
is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	29.22	9.01	8.78
MSCI All Country World Index	32.79	11.08	9.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 735,600,000
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 6,700,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 735.6M	Total advisory fees paid (after waiver/reimbursement)	$ 6.7M
Total number of holdings	59	Period portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net
asset value.
Top Ten Holdings
%
Allocation
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 0.85% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 0.85% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant .
Global Equity - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class Z
Trading Symbol	HLGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class Z)	$ 89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund
Performance
The Global Equity Institutional Class Z (HLGZX) increased 29.37% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All
Country
World Index increased 32.79% (net of source taxes).
Key Performance Factors
Markets soared on hopes that intensive efforts by the US Federal Reserve to combat inflation might be ending. Enthusiasm for artificial intelligence (AI) also turbocharged several US mega-cap stocks. All sectors except Energy rose double digits. Shares of the fastest-growing companies significantly outperformed. The Fund lagged the index due to poor relative returns in Financials, Information Technology (IT), and Industrials. It benefited from strong returns in Communication Services and an underweight in Energy and Materials.
Sector Analysis
In IT, shares of semiconductor chip designer NVIDIA surged; our underweight in the stock therefore hurt relative performance. Shares of US energy-services company SLB fell due to concerns that a global economic slowdown may weaken energy demand. In Communication Services, investors were enthusiastic about the AI tools that Facebook parent Meta Platforms is building to attract advertisers.
Geographic Analysis
Danish oncology-drug manufacturer Genmab reported progress in its pipeline, but the stock fell due
to concerns over rising expenses. French energy equipment producer Schneider Electric enjoyed strong results in its data-center business; the company is one of few that provides power and cooling
technology
needed to support the AI boom.
Performance
↑ Top Contributors	↓ Top Detractors
Schneider Electric	NVIDIA
Meta Platforms	SLB
Netflix	Genmab
ASML	Kering
Broadcom	WuXi AppTec
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology
of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	29.37	9.10	8.84
MSCI All Country World Index	32.79	11.08	9.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 735,600,000
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 6,700,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 735.6M	Total advisory fees paid (after waiver/reimbursement)	$ 6.7M
Total number of holdings	59	Period portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5

Material Fund Change [Text Block]
Material Fund
Changes
Harding, Loevner Funds, Inc.
approved
a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 0.75% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc.
approved
a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 0.75% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
International Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class
Trading Symbol	HLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class)	$ 91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 22.10% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All Country
World
ex US Index increased 24.33% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary
policies
would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (IT) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (AI). Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Health Care, Energy, and Financials.
Sector Analysis
In IT, the AI boom boosted shares of Taiwanese semiconductor giant TSMC, while South Korean semiconductor company Samsung Electronics underperformed. Investors have been concerned Samsung was inadequately capturing a share of the AI memory chip market. Shares of French cosmetics company L’Oréal were hurt by slowing growth in China and US amid tighter consumer spending.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based Manulife strongly rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	Samsung Electronics
Manulife	FEMSA
Chugai Pharmaceutical	Sanhua Intelligent Controls
Schneider Electric	L'Oréal
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment i
n
these
securitie
s
has
been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list
showing the weight and relative contribution of all
holdings
during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.10	6.10	5.90
MSCI All Country World ex US Index	24.33	5.78	4.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 13,148,000,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 95,200,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 13,148.0M	Total advisory fees paid (after waiver/reimbursement)	$ 95.2 M
Total number of holdings	60	Period portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the
Fund
; percentages indicated and graphical representations are based on the
Fund’s
net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
Allianz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
Allianz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7

Material Fund Change [Text Block]
Material Fund Changes
Harding Loevner LP contractually agreed to lower the expense cap to 0.85% of average daily net assets through
February 28, 2026
.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding Loevner LP contractually agreed to lower the expense cap to 0.85% of average daily net assets through February 28, 2026 .
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
International Equity - Institutional Class Z [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class Z
Trading Symbol	HLIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class Z)	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 22.21% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI
All
Country World ex US Index increased 24.33% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (IT) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (AI). Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Health Care, Energy, and Financials.
Sector Analysis
In IT, the AI boom boosted shares of Taiwanese semiconductor giant TSMC, while South Korean semiconductor company Samsung Electronics underperformed. Investors have been concerned Samsung was inadequately capturing a share of the AI memory chip market. Shares of French cosmetics company L’Oréal were hurt by slowing growth in China and US amid tighter consumer spending.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based Manulife strongly rose after strong results in its Asian wealth management
and
insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	Samsung Electronics
Manulife	FEMSA
Chugai Pharmaceutical	Sanhua Intelligent Controls
Schneider Electric	L'Oréal
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.21	6.18	5.96
MSCI All Country World ex US Index	24.33	5.78	4.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 13,148,000,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 95,200,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 13,148.0M	Total advisory fees paid (after waiver/reimbursement)	$ 95.2M
Total number of holdings	60	Period portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations
are based on the Fund’s
net
asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
Allianz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
Allianz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7

Material Fund Change [Text Block]
Material Fund Changes
Harding Loevner LP contractually agreed to lower the expense cap to 0.75% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding Loevner LP contractually agreed to lower the expense cap to 0.75% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accounta nt.
International Equity - Investor Class
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Investor Class
Trading Symbol	HLMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Investor Class)	$ 126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 21.69% (net of fees and expenses) in the 12-month period ended October 31, 2024. The
Fund's
benchmark, the MSCI All Country World ex US Index increased 24.33% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (IT) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (AI). Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Health Care, Energy, and Financials.
Sector Analysis
In IT, the AI boom boosted shares of Taiwanese semiconductor giant TSMC, while South Korean semiconductor company Samsung Electronics underperformed. Investors have been concerned Samsung was inadequately capturing a share of the AI memory chip market. Shares of French cosmetics company L’Oréal were hurt by slowing growth in China and
US
amid tighter consumer spending.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based M anulife
strongly rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	Samsung Electronics
Manulife	FEMSA
Chugai Pharmaceutical	Sanhua Intelligent Controls
Schneider Electric	L'Oréal
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings
during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund	21.69	5.76	5.56
MSCI All Country World ex US Index	24.33	5.78	4.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 13,148,000,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 95,200,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 13,148.0M	Total adv isory fees paid (after waiver/reimbursement)	$ 95.2M
Total number of holdings	60	Period portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
A llia nz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
A llia nz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7

Material Fund Change [Text Block]
Material Fund Changes
Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
This is a su
mma
ry of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a su
mma
ry of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
International Developed Markets Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	International Developed Markets Equity
Class Name	Institutional Class
Trading Symbol	HLIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Developed Markets Equity (Institutional Class)	$ 88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX)
returned
22.17% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI World ex US Index increased 23.84% (net of source taxes).
Key Performance Factors
Developed Markets outside the US rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Financials and Industrials. Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and Materials. It benefited from strong returns in Health Care and Financials as well as the Portfolio’s underweights in Consumer Discretionary and Energy.
Sector Analysis
In Consumer Staples, shares of French cosmetics company L’Oréal were hurt by slowing growth in China and US amid tighter consumer spending. Investors also reacted negatively to news that Canadian gas station convenience store operator Couche-Tard was looking to acquire Seven & I Holding (the parent company of 7-Eleven). Japan’s Chugai Pharmaceuticals boosted relative returns in Health Care; it saw continued strong sales of its hemophilia treatment Hemlibra.
Geographic Analysis
French computer-aided design (CAD) software developer Dassault Systèmes reported tepid growth compared to peers in the broader software universe. In Financials, shares of Canada-based Manulife rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
Chugai Pharmaceutical	L'Oréal
Manulife	Dassault Systèmes
TSMC	Genmab
Schneider Electric	Couche-Tard
Adyen	Samsung Electronics
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight
and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	22.17	16.86
MSCI World ex US Index	23.84	20.50
MSCI EAFE Index	22.97	21.10

Performance Inception Date	Sep. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 96,800,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 96.8M	Total advisory fees paid (after waiver/reimbursement)	$ 0.5M
Total number of holdings	48	Period portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the
investment
makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
DBS Group Holdings Ltd.	4.2
Chugai Pharmaceutical Co., Ltd.	4.2
Allianz SE, Reg S	3.9
Schneider Electric SE	3.7
Shell plc	3.7
Haleon plc	3.7
Manulife Financial Corp.	3.6
Roche Holding AG, Genusschein	3.5
Banco Bilbao Vizcaya Argentaria SA	3.0
Sony Group Corp.	2.8
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
DBS Group Holdings Ltd.	4.2
Chugai Pharmaceutical Co., Ltd.	4.2
Allianz SE, Reg S	3.9
Schneider Electric SE	3.7
Shell plc	3.7
Haleon plc	3.7
Manulife Financial Corp.	3.6
Roche Holding AG, Genusschein	3.5
Banco Bilbao Vizcaya Argentaria SA	3.0
Sony Group Corp.	2.8

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
International Carbon Transition Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	International Carbon Transition Equity
Class Name	Institutional Class
Trading Symbol	HLCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Carbon Transition Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Carbon Transition Equity (Institutional Class)	$ 88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Carbon Transition Equity Institutional Class (
HLCTX
) returned 23.06% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Index increased
24.33
% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (
IT
) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (
AI
). Shares of the fastest-growing companies outperformed overall. The Fund fell behind the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Financials and
Health
Care. Having no Energy holdings was also helpful.
Sector Analysis
In IT, South Korean semiconductor company Samsung Electronics underperformed amid concerns over its strength in the AI memory chip market. Shares of Chinese thermal management component manufacturer Sanhua Intelligent Controls were hurt by slowing sales of electric vehicles. Japan’s Chugai Pharmaceuticals saw strong sales of its hemophilia treatment Hemlibra.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based Manulife strongly rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	FEMSA
Schneider Electric	Samsung Electronics
Manulife	Telkom Indonesia
Chugai Pharmaceutical	Sanhua Intelligent Controls
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual T ot al Return (%)
	1 Year	Since Inception
Fund	23.06	10.77
MSCI ACWI ex US Index	24.33	12.83

Performance Inception Date	Dec. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 2,300,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 2.3M	Total advisory fees paid (after waiver/reimbursement)	$ 0.0M
Total number of holdings	55	Period portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
Schneider Electric SE	3.9
DBS Group Holdings Ltd.	3.4
Banco Bilbao Vizcaya Argentaria SA	3.3
HDFC Bank Ltd. - ADR	3.2
Chugai Pharmaceutical Co., Ltd.	3.2
Manulife Financial Corp.	3.1
Allianz SE, Reg S	3.1
Haleon plc	2.9
Nestle SA - Sponsored ADR	2.7
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
Schneider Electric SE	3.9
DBS Group Holdings Ltd.	3.4
Banco Bilbao Vizcaya Argentaria SA	3.3
HDFC Bank Ltd. - ADR	3.2
Chugai Pharmaceutical Co., Ltd.	3.2
Manulife Financial Corp.	3.1
Allianz SE, Reg S	3.1
Haleon plc	2.9
Nestle SA - Sponsored ADR	2.7

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more
comprehensive
information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
International Small Companies - Institutional Class
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class
Trading Symbol	HLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class)	$ 123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) rose 15.57% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index rose 23.73% in the same period (net of source taxes).
1
Key Performance Factors
Markets soared with all regions and sectors posting gains despite changing global monetary conditions. International small caps nearly kept pace with their large-cap counterparts. The Fund underperformed due to poorly performing stocks in Heath Care, Industrials, and Communication Services. Strong stocks in Financials and Materials helped. By geography, Emerging Markets and the European Monetary Union were the largest detractors from relative performance.
Sector Analysis
In Communication Services, market-research provider YouGov reported weaker-than-expected sales in its data-products division and falling demand for its fast-turnaround research services. Health Care holding Evotec, a contract-research company focused on discovering drug candidates, lagged as an industry downturn hurt demand for its services. Cybersecurity software developer Cyberark has benefited from a rise in data breaches and ransomware attacks by selling additional security solutions to existing customers
.

Geographic Analysis
In Germany, food-delivery services company HelloFresh detracted as revenue from active customers continued to decline. Shares of UK-based Keywords Studios, a provider of services to the video-game industry, surged following a buyout offer. We exited both holdings
.

Performance
↑ Top Contributors	↓ Top Detractors
Keywords Studios	Evotec
Cyberark	YouGov
Diploma	Hello Fresh
Reply	Bechtle
Keva	Alten
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average
Annual
T
ota
l Return (%)
	1 Year	5 Year	10 Year
Fund	15.57	4.08	5.04
MSCI ACWI ex US Index*	24.33	5.78	4.79
MSCI ACWI ex US Small Cap Index*	23.73	6.21	5.76
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 454,400,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 454.4M	Total advisory fees paid (after waiver/reimbursement)	$ 4.5M
Total number of holdings	82	Period portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
International Small Companies - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class Z
Trading Symbol	HLRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class Z)	$ 108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) rose 15.73% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index rose 23.73% in the same period (net of source taxes).
1
Key Performance Factors
Markets soared with all regions and sectors posting gains despite changing global monetary conditions. International small caps nearly kept pace with their large-cap counterparts. The Fund underperformed due to poorly performing stocks in Heath Care, Industrials, and Communication Services. Strong stocks in Financials and Materials helped. By geography, Emerging Markets and the European Monetary Union were the largest detractors from relative performance.
Sector Analysis
In Communication Services, market-research provider YouGov reported weaker-than-expected sales in its data-products division and falling demand for its fast-turnaround research services. Health Care holding Evotec, a contract-research company focused on discovering drug candidates, lagged as an industry downturn hurt demand for its services. Cybersecurity software developer Cyberark has benefited from a rise in data breaches and ransomware attacks by selling additional security solutions to existing customers
.

Geographic Analysis
In Germany, food-delivery services company HelloFresh detracted as revenue from active customers continued to decline. Shares of UK-based Keywords Studios, a provider of services to the video-game industry, surged following a buyout offer. We exited both holdings
.

Performance
↑ Top Contributors	↓ Top Detractors
Keywords Studios	Evotec
Cyberark	YouGov
Diploma	Hello Fresh
Reply	Bechtle
Keva	Alten
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon
request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution
of all holdings
during
the
period
. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Ann
ual
Total Return (%)
	1 Year	5 Year	10 Year
Fund	15.73	4.13	5.07
MSCI ACWI ex US Index*	24.33	5.78	4.79
MSCI ACWI ex US Small Cap Index*	23.73	6.21	5.76
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 454,400,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 454.4M	Total advisory fees paid (after waiver/reimbursement)	$ 4.5M
Total number of holdings	82	Period portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment
makeup
of the Fund; perce
ntage
s indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant .
International Small Companies - Investor Class
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Investor Class
Trading Symbol	HLMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Investor Class)	$ 139	1.29%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) rose 15.34% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index rose 23.73% in the same period (net of source taxes).
1
Key Performance Factors
Markets soared with all regions and sectors posting gains despite changing global monetary conditions. International small caps nearly kept pace with their large-cap counterparts. The Fund underperformed due to poorly performing stocks in Heath Care, Industrials, and Communication Services. Strong stocks in Financials and Materials helped. By geography, Emerging Markets and the European Monetary Union were the largest detractors from relative performance.
Sector Analysis
In Communication Services, market-research provider YouGov reported weaker-than-expected sales in its data-products division and falling demand for its fast-turnaround research services. Health Care holding Evotec, a contract-research company focused on discovering drug candidates, lagged as an industry downturn hurt demand for its services. Cybersecurity software developer Cyberark has benefited from a rise in data breaches and ransomware attacks by selling additional security solutions to existing customers
.

Geographic Analysis
In Germany, food-delivery services company HelloFresh detracted as revenue from active customers continued to decline. Shares of UK-based Keywords Studios, a provider of services to the video-game industry, surged following a buyout offer. We exited both holdings
.

Performance
↑ Top Contributors	↓ Top Detractors
Keywords Studios	Evotec
Cyberark	YouGov
Diploma	Hello Fresh
Reply	Bechtle
Keva	Alten
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average A
nnu
al Total Return (%)
	1 Year	5 Year	10 Year
Fund	15.34	3.84	4.79
MSCI ACWI ex US Index*	24.33	5.78	4.79
MSCI ACWI ex US Small Cap Index*	23.73	6.21	5.76
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 454,400,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 454.4M	Total advisory fees paid (after waiver/reimbursement)	$ 4.5M
Total number of holdings	82	Period portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of
Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations
are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Institutional Emerging Markets - Institutional Class
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class)	$ 116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) rose 18.95% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI
Emerging
Markets Index rose 25.31% in the same period (net of source taxes).
Key Performance Factors
Markets soared, led by Taiwanese semiconductors and associated strength in the artificial-intelligence (AI) supply chain. The Fund underperformed due to weak relative returns in Information Technology (IT) and poorly performing stocks in Industrials, and Financials. Stock selection detracted in China, challenged by the strong returns in the cheapest stocks there. The sale of Russian oil producer Lukoil resulted in a sizeable one-off gain.
Sector Analysis
IT returns lagged given our underweight in the semiconductor industry, notably our underweight position in TSMC, and our overweight in the software and services industry. This was somewhat offset by strong performance from Aspeed. The electronic-chip designer’s growth appears to be accelerating due to re-stocking orders from hyperscalers and rising demand for the company’s chips.
Geographic Analysis
The Fund significantly underpe
rfor
med in China as shares of WuXi AppTec, the world's largest contract drug developer and manufacturer, declined sharply in the fallout from the US Biosecure Act. Stock selection was also weak in India where our high-quality Financials, such as HDFC Bank, lagged the strong returns of the broader market.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	TSMC
Aspeed	WuXi AppTec
Magazine Luiza	Localiza
MercadoLibre	Walmart de México
Techtronic Industries	AirTAC
The securities shown do not represent all holdings, and it should not be ass
u
m
ed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	18.95	-0.54	1.44
MSCI Emerging Markets Index	25.31	3.93	3.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 652,800,000
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$652.8M	Total advisory fees paid (after waiver/reimbursement)	$ 10.3M
Total number of holdings	75	Period portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the
investment
makeup of the Fund; pe
rcen
tages
indicated
and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Trip.com Group Ltd.	3.4
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.3
Delta Electronics Inc.	1.9
by Sector

by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Trip.com Group Ltd.	3.4
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.3
Delta Electronics Inc.	1.9

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain change
s to
the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain change
s to
the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Institutional Emerging Market - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class Z)	$ 104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) rose 19.07% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Emerging Markets Index rose 25.31% in the same period (net of source taxes).
Key Performance Factors
Markets soared, led by Taiwanese semiconductors and associated strength in the artificial-intelligence (AI) supply chain. The Fund underperformed due to weak relative returns in Information Technology (IT) and poorly performing stocks in Industrials, and Financials. Stock selection detracted in China, challenged by the strong returns in the cheapest stocks there. The sale of Russian oil producer Lukoil resulted in a sizeable one-off gain.
Sector Analysis
IT returns lagged given our underweight in the semiconductor industry, notably our underweight position in TSMC, and our overweight in the software and services industry. This was somewhat offset by strong performance from Aspeed. The electronic-chip designer’s growth appears to be accelerating due to re-stocking orders from hyperscalers and rising demand for the company’s chips.
Geographic Analysis
The Fund significantly underperformed in China as shares of WuXi AppTec, the world's largest contract drug developer and manufacturer, declined sharply in the fallout from the US Biosecure Act. Stock selection was also weak in India where our high-quality Financials, such as HDFC Bank, lagged the strong returns of the broader market.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	TSMC
Aspeed	WuXi AppTec
Magazine Luiza	Localiza
MercadoLibre	Walmart de México
Techtronic Industries	AirTAC
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.07	-0.44	1.59
MSCI Emerging Markets Index	25.31	3.93	3.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 652,800,000
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 652.8M	Total advisory fees paid (after waiver/reimbursement)	$ 10.3M
Total number of holdings	75	Period portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Trip.com Group Ltd.	3.4
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.3
Delta Electronics Inc.	1.9
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Trip.com Group Ltd.	3.4
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.3
Delta Electronics Inc.	1.9

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Emerging Markets - Advisor Class
Shareholder Report [Line Items]
Fund Name	Emerging Markets
Class Name	Advisor Class
Trading Symbol	HLEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets (Advisor Class)	$ 132	1.21%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Emerging Markets
Advisor
Class (HLEMX) rose 18.18% (net of fees and expenses) in the 12-month period ended
October
31, 2024. The Fund's benchmark, the MSCI Emerging Markets Index rose 25.31% in the same period (net of source taxes).
Key Performance Factors
Markets soared, led by Taiwanese semiconductors and associated strength in the artificial-intelligence (AI) supply chain. The Fund underperformed due to weak relative returns in Information Technology (IT) and poorly performing stocks in Industrials, and Financials. Stock selection detracted in China, challenged by the strong returns in the cheapest stocks there. The sale of
Russian
oil producer Lukoil resulted in a sizeable one-off gain.
Sector Analysis
IT returns lagged given our underweight in the semiconductor industry, notably our underweight position in TSMC, and our overweight in the software
and
services industry. This was somewhat offset by strong performance from Aspeed. The electronic-chip designer’s growth appears to be accelerating
due to re-stocking orders from hyperscalers and rising demand for the company’s chips.
Geographic Analysis
The Fund significantly underperformed in China as shares of WuXi AppTec, the world's largest contract drug developer and manufacturer, declined sharply in the fallout from the US Biosecure Act. Stock selection was also weak in India where our high-quality Financials, such as HDFC Bank, lagged the strong returns of the broader market.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	TSMC
Aspeed	WuXi AppTec
Magazine Luiza	AirTAC
Midea Group	Walmart de México
MercadoLibre	Localiza
The securities shown do not represent all holdings, and it should not be
assumed that investment in these securities has been or will be profitable
. The
following
is available upon request:
(
1) information describing the
methodology
of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	18.18	-0.65	1.36
MSCI Emerging Markets Index	25.31	3.93	3.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 577,000,000
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 7,900,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 577.0M	Total advisory fees paid (after waiver/reimbursement)	$ 7.9M
Total number of holdings	74	Period portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below
show
the investment makeup of the Fund; percentages indicated and graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Trip.com Group Ltd.	3.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.4
Delta Electronics Inc.	1.9
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Trip.com Group Ltd.	3.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.4
Delta Electronics Inc.	1.9

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Emerging Markets ex China - Institutional Class
Shareholder Report [Line Items]
Fund Name	Emerging Markets ex China
Class Name	Institutional Class
Trading Symbol	HLXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets ex China Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets ex China (Institutional Class)	$ 114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Emerging Markets ex China Institutional Class (HLXCX) rose 17.05% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Emerging Markets ex China Index rose 27.19% in the same period (net of source taxes).
Key Performance Factors
Emerging markets outside China soared, led by T
aiwa
n and strength in the artificial-intelligence (AI) supply chain. The Fund underperformed the index due to lagging returns in Information Technology (IT), Industrials, Financials, and Communication Services. The Fund’s underweight in Materials and Energy and good stock selection in Real Estate helped relative returns.
Sector Analysis
IT returns were hurt by our underweight position in semiconductor manufacturing giant TSMC; this was partially offset by strong returns from another Taiwan-listed company, electronic-chip designer Aspeed. Its growth appears to be accelerating due to re-stocking orders from large data-center operators and rising demand for the company’s chips. Industrials holding AirTAC, a manufacturer of automation equipment, detracted after reporting disappointing revenue growth in its battery, solar, and linear-guide businesses.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election, with investors fearing the outcome may mean further populist policies. MercadoLibre, Latin America’s largest online retailer
, enjoyed strong revenue growth and an expanding market share.
Performance
↑ Top Contributors	↓ Top Detractors
MercadoLibre	TSMC
Magazine Luiza	Walmart de México
Aspeed	AirTAC
Agthia	FEMSA
WEG	Maruti Suzuki
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following
is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings
during
the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	17.05	7.65
MSCI Emerging Markets ex China Index	27.19	12.59

Performance Inception Date	Sep. 14, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 3,500,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 3.5M	Total advisory fees paid (after waiver/reimbursement)	$ 0.0M
Total number of holdings	54	Period portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7
Tata Consultancy Services Ltd.	4.5
HDFC Bank Ltd.	4.5
ICICI Bank Ltd.	4.0
Maruti Suzuki India Ltd.	3.9
Samsung Electronics Co., Ltd. - GDR, Reg S	3.7
Globant SA	2.8
MercadoLibre Inc.	2.6
HDFC Life Insurance Co., Ltd.	2.5
WEG SA	2.5
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7
Tata Consultancy Services Ltd.	4.5
HDFC Bank Ltd.	4.5
ICICI Bank Ltd.	4.0
Maruti Suzuki India Ltd.	3.9
Samsung Electronics Co., Ltd. - GDR, Reg S	3.7
Globant SA	2.8
MercadoLibre Inc.	2.6
HDFC Life Insurance Co., Ltd.	2.5
WEG SA	2.5

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Chinese Equity - Institutional Class
Shareholder Report [Line Items]
Fund Name	Chinese Equity
Class Name	Institutional Class
Trading Symbol	HLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chinese Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chinese Equity (Institutional Class)	$ 119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Chinese Equity Institutional Class (HLMCX) increased 6.15% (net of fees and expenses
) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI China All Shares Index increased 18.47% (net of source taxes).
Key Performance Factors
Chinese stocks languished for much of the year before surging in the final days of September in response to a large monetary stimulus package announced by the People’s Bank of China, which also included support for the floundering property sector, and government initiatives to boost stock-market returns. Most sectors rose by double digits, with only Health Care and Consumer Staples declining. The Fund lagged the index as shares of the highest-quality companies significantly underperformed, resulting in poor stock selection across most sectors. However, strong stocks in Consumer Discretionary were helpful.
Sector Analysis
In Industrials, Taiwanese pneumatic-equipment producer AirTAC detracted as the company lagged its aggressive guidance for its linear-guide business. In Consumer Discretionary, online travel agent Trip.com Group benefited from resilient travel activity in China. Shares of biotechnology company WuXi Biologics fell after US lawmakers introduced a bill to ban federally-funded US companies from contracting with biotech providers connected to foreign adversaries.
Geographic Analysis
Hong Kong-based Budweiser APAC detracted as it faced declining sales in China. China’s Fuyao Glass benefitted as rising electric-vehicle adoption led to increased demand for the company’s high-end glass products.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	WuXi Biologics
Fuyao Glass	Budweiser APAC
Delta Electronics	AirTAC
Techtronic Industries	Li-Ning
Midea Group	AIA Group
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1)
information
describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution
to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	6.15	-14.02
MSCI China All Shares Index	18.47	-8.14

Performance Inception Date	Dec. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 2,900,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 2.9M	Total advisory fees paid (after waiver/reimbursement)	$ 0.0M
Total number of holdings	48	Period portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Tencent Holdings Ltd.	10.7
Trip.com Group Ltd.	5.9
Alibaba Group Holding Ltd.	4.0
TravelSky Technology Ltd., Class H	3.3
AIA Group Ltd.	3.2
ZTO Express Cayman Inc.	3.1
Contemporary Amperex Technology Co., Ltd., Class A	3.0
Delta Electronics Inc.	3.0
Meituan, Class B	2.9
Ping An Insurance Group Co. of China Ltd., Class H	2.7
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Tencent Holdings Ltd.	10.7
Trip.com Group Ltd.	5.9
Alibaba Group Holding Ltd.	4.0
TravelSky Technology Ltd., Class H	3.3
AIA Group Ltd.	3.2
ZTO Express Cayman Inc.	3.1
Contemporary Amperex Technology Co., Ltd., Class A	3.0
Delta Electronics Inc.	3.0
Meituan, Class B	2.9
Ping An Insurance Group Co. of China Ltd., Class H	2.7

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Frontier Emerging Markets - Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000
investment
)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class)	$ 179	1.58%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) rose 26.00% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Frontier Emerging Markets Index rose 24.48% in the same period (net of source taxes).
Key Performance Factors
Markets soared as easing inflation across most FEM countries allowed central banks, after several years of tightening, to implement monetary policies aimed at boosting economic growth. Gains were broad-based, with all sectors and regions rising. The Fund outperformed the index on strong relative returns in Financials, Industrials, and Communication Services. Weak stocks in Consumer Discretionary and Health Care detracted.
Sector Analysis
In Financials, Kazakhstan’s Halyk Savings Bank rose as continued strength in net interest margins and lower credit costs produced strong profitability. Colombian construction-materials producer Cementos Argos soared as US-based Summit Materials announced its intention to acquire Cementos’ US operations. Philippine retailer Wilcon Depot performed poorly as increased price discounting and weak consumer spending on discretionary goods in the Philippines hurt profitability.
Geographic Analysis
By region, African investments contributed the most to the Funds’s outperformance. In Egypt, Commercial International Bank produced strong net interest margins driven by rising sovereign bond yields. IT consultant EPAM (US-based but with most of its operations across eastern Europe, Asia, and Latin America)
detracte
d on concerns about slowing demand for IT projects.
Performance
↑ Top Contributors	↓ Top Detractors
Cementos Argos	Wilcon Depot
Commercial International Bank	EPAM
Halyk Savings Bank	Vietcombank
Marsa Maroc	Astra International
Baltic Classifieds	Mouwasat Medical Services
The securities s
hown do
not represent all h
oldings
, and it should not be assumed that
investment
in these securities has been or will be profitable. The following is available upon request
: (1) information describing the methodology of the contribution data and (2) a list
showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the
period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	26.00	2.89	0.18
MSCI Frontier Emerging Markets Index	24.48	1.19	0.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 130,700,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 130.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.5M
Total number of holdings	55	Period portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment
makeup
of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten
Holdings
%
Allocation
Credicorp Ltd.	4.5
Banca Transilvania SA	4.4
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
Bank of the Philippine Islands	2.8
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten
Holdings
%
Credicorp Ltd.	4.5
Banca Transilvania SA	4.4
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
Bank of the Philippine Islands	2.8

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.45% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.45% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Frontier Emerging Markets - Institutional Class Z
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class Z)	$ 148	1.31%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) rose 26.13% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Frontier Emerging Markets Index rose 24.48% in the same period (net of source taxes).
Key Performance Factors
Markets soared as easing inflation across most FEM countries allowed central banks, after several years of tightening, to implement monetary policies aimed at boosting economic growth. Gains were broad-based, with all sectors and regions rising. The Fund outperformed the index on strong relative returns in Financials, Industrials, and Communication Services. Weak stocks in Consumer Discretionary and Health Care detracted.
Sector Analysis
In Financials, Kazakhstan’s Halyk Savings Bank rose as continued strength in net interest margins and lower credit costs produced strong profitability. Colombian construction-materials producer Cementos Argos soared as US-based Summit Materials announced its intention to acquire Cementos’ US operations. Philippine retailer Wilcon Depot performed poorly as increased price discounting and weak consumer spending on discretionary goods in the Philippines hurt profitability.
Geographic Analysis
By region, African investments contributed the most to the Funds’s outperformance. In Egypt, Commercial International Bank produced strong net interest margins driven by rising sovereign bond yields. IT consultant EPAM (US-based but with most of its operations across eastern Europe, Asia, and Latin America) detracted on concerns about slowing demand for IT projects.
Performance
↑ Top Contributors	↓ Top Detractors
Cementos Argos	Wilcon Depot
Commercial International Bank	EPAM
Halyk Savings Bank	Vietcombank
Marsa Maroc	Astra International
Baltic Classifieds	Mouwasat Medical Services
The securities shown do not represent all holdings, and it should not be assumed that investment in th es
e securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list sho win
g the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	26.13	3.18	0.39
MSCI Frontier Emerging Markets Index	24.48	1.19	0.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 130,700,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net a ssets	$ 130.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.5M
Total number of holdings	55	Period portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representat
io
n of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	4.5
Banca Transilvania SA	4.4
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
B an k of the Philippine Islands	2.8
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Credicorp Ltd.	4.5
Banca Transilvania SA	4.4
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
B an k of the Philippine Islands	2.8

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.25% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.25% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Frontier Emerging Markets - Investor
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Investor Class
Trading Symbol	HLMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Investor Class)	$ 216	1.92%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s
Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) rose 25.43% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Frontier Emerging Markets Index rose 24.48% in the same period (net of source taxes).
Key Performance Factors
Markets soared as easing inf
latio
n across most FEM countries allowed central banks, after several years of tightening, to implement monetary policies aimed at boosting economic growth. Gains were broad-based, with all sectors and regions rising. The Fund outperformed the index on strong relative returns in Financials, Industrials, and Communication Services. Weak stocks in Consumer Discretionary and Health Care detracted.
Sector Analysis
In Financials, Kazakhstan’s Halyk Savings Bank rose as continued strength in net interest margins and lower credit costs produced strong profitability. Colombian construction-materials producer Cementos Argos soared as US-based Summit Materials announced its intention to acquire Cementos’ US operations. Philippine retailer Wilcon Depot performed poorly as increased price discounting and weak consumer spending on discretionary goods in the Philippines hurt profitability.
Geographic Analysis
By region, African investments contributed the most to the Funds’s outperformance. In Egypt, Commercial International Bank produced strong net interest margins driven by rising sovereign bond yields. IT consultant EPAM (US-based but with most of its operations across eastern Europe, Asia, and Latin America) detracted on concerns about slowing demand for IT projects.
Performance
↑ Top Contributors	↓ Top Detractors
Cementos Argos	Wilcon Depot
Commercial International Bank	EPAM
Halyk Savings Bank	Vietcombank
Marsa Maroc	Astra International
Baltic Classifieds	Mouwasat Medical Services
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all hol ding
s durin
g the
period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Tota l Return (%)
	1 Year	5 Year	10 Year
Fund	25.43	2.53	-0.19
MSCI Frontier Emerging Markets Index	24.48	1.19	0.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 130,700,000
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$ 130.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.5M
Total number of holdings	55	Period portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	4.5
Banca Transilv ani a SA	4.4
Halyk Savings Bank of Ka zak hstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
Bank of the Philippine Islands	2.8
by Sector
by Geography

Largest Holdings [Text Block]
Top Ten Holdings
%
Credicorp Ltd.	4.5
Banca Transilv ani a SA	4.4
Halyk Savings Bank of Ka zak hstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
Bank of the Philippine Islands	2.8

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.75% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.75% of average daily net assets through February 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants During the period e nded October 31, 2024, there were no changes in or disagreements with the Fund's accountant.